Share-Based Compensation (Tables)	9 Months Ended
Sep. 30, 2020
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of estimated option pricing model using assumptions
Dividend yield (%)	-
Expected volatility of the share prices (%)	66
Risk-free interest rate (%)	0.7-0.8
Expected life of share options (years)	6-7
Share price (NIS)	(1) 7.05-18